Sentinel Sustainable Mid Cap Opportunities Fund
Sentinel Sustainable Mid Cap Opportunities Fund
The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 30, 2013 to the Prospectus dated March 30, 2013, as supplemented to date

Fund Summaries – Sentinel Sustainable Mid Cap Opportunities Fund – Principal Investment Strategies.  The second sentence in the second paragraph of this section of the Prospectus that begins with “For portfolio construction purposes…” is hereby deleted in its entirety.